Investment Objectives and Goals - Emerging Markets Leaders Portfolio	Jun. 14, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Leaders Portfolio
Class IR Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Leaders Portfolio